Other Income and Expenses (Details) - Schedule of wages and salaries and pension scheme contributions - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Wages and Salaries and Pension Scheme Contributions [Abstract]
Wages and salaries	¥ 34,291	¥ 41,473	¥ 29,798
Equity-settled share-based payment expenses	15,208	53,933	19,416
Pension scheme contributions	¥ 3,933	¥ 3,485	¥ 129